Segment information - Summary of Reconciliation Between Reportable Segment Gross Profit to Group’s (Loss)/Income Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment gross profit	€ 4,724	€ 3,397	€ 2,926
Research and development	(1,486)	(1,725)	(1,387)
Sales and marketing	(1,392)	(1,533)	(1,572)
General and administrative	(481)	(585)	(626)
Finance income	328	161	421
Finance costs	(352)	(220)	(132)
Income/(loss) before tax	€ 1,341	€ (505)	€ (370)